BUSINESS COMBINATION - Value Conveyed (Details)	Jun. 30, 2023 USD ($)
Abacus Settlements
Business Acquisition [Line Items]
Consideration	$ 165,361,332
LMA
Business Acquisition [Line Items]
Consideration	366,388,668
LMA and Abacus
Business Acquisition [Line Items]
Consideration	$ 531,750,000